Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Consolidated Statements of Income
Revenues	$ 2,761,386	$ 2,858,498		$ 3,276,362
Operating Costs and Expenses:
Cost of sales	742,283	816,015		923,668
Restaurant labor	886,559	926,474		1,054,078
Restaurant expenses	655,060	660,922		784,657
Depreciation and amortization	128,447	135,832		145,220
General and administrative	132,834	136,270		147,372
Other gains and charges	10,783	28,485		118,612
Total operating costs and expenses	2,555,966	2,703,998		3,173,607
Operating income	205,420	154,500		102,755
Interest expense	28,311	28,515		33,330
Other, net	(6,220)	(6,001)		(9,430)
Income before provision for income taxes	183,329	131,986		78,855
Provision for income taxes	42,269	28,264		6,734
Income from continuing operations	141,060	103,722		72,121
Income from discontinued operations, net of taxes	0	33,982	[1]	7,045	[1]
Net income	$ 141,060	$ 137,704		$ 79,166
Basic net income per share:
Income from continuing operations	$ 1.55	$ 1.02		$ 0.71
Income from discontinued operations	$ 0.00	$ 0.33		$ 0.07
Net income per share	$ 1.55	$ 1.35		$ 0.78
Diluted net income per share
Income from continuing operations	$ 1.53	$ 1.01		$ 0.70
Income from discontinued operations	$ 0.00	$ 0.33		$ 0.07
Net income per share	$ 1.53	$ 1.34		$ 0.77
Basic weighted average shares outstanding	90,807	102,287		101,852
Diluted weighted average shares outstanding	92,320	103,044		102,713
Dividends per share	$ 0.56	$ 0.47		$ 0.44

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.